Commitments and Contingencies - Summary of Future Minimum Payments of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Leases Future Minimum Payments Due [Abstract]
Remainder of 2021	$ 1,015	$ 3,029
2022	3,936	3,329
2023	4,016	3,369
2024	3,855	3,047
2025	3,879	3,071
Thereafter	$ 30,713	$ 25,506